UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2018

Item 1. Schedule of Investments.

Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
October 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 15.8%
54	AutoZone, Inc. (a)	$39,607
1,466	Discovery, Inc. – Series A (a)	47,484
1,344	Gap, Inc.	36,691
411	Hasbro, Inc.	37,693
527	Hyatt Hotels Corporation – Class A	36,468
1,542	L Brands, Inc.	49,992
322	Marriott International, Inc. – Class A	37,639
588	Omnicom Group, Inc.	43,700
289	PVH Corporation	34,908
972	Service Corporation International	40,309
772	Starbucks Corporation	44,984
1,125	Toll Brothers, Inc.	37,868
443	V.F. Corporation	36,716
1,393	Viacom, Inc. – Class B	44,548
922	Wyndham Destinations, Inc.	33,081
		601,688
	Consumer Staples - 5.2%
1,033	Campbell Soup Company	38,645
542	CVS Health Corporation	39,235
291	Estée Lauder Companies, Inc. – Class A	39,995
353	Kimberly-Clark Corporation	36,818
492	Procter & Gamble Company	43,630
		198,323
	Financials - 16.3%
385	American Express Company	39,551
287	Ameriprise Financial, Inc.	36,518
1,338	Bank of America Corporation	36,795
781	Bank of New York Mellon Corporation	36,965
85	BlackRock, Inc.	34,971
305	Chubb, Ltd.	38,098
483	Marsh & McLennan Companies, Inc.	40,933
888	MetLife, Inc.	36,577
229	Moody’s Corporation	33,315
835	Morgan Stanley	38,125
227	MSCI, Inc.	34,136
379	Northern Trust Corporation	35,653
284	PNC Financial Services Group, Inc.	36,491
415	Prudential Financial, Inc.	38,919
199	S&P Global, Inc.	36,282
469	State Street Corporation	32,244
357	T. Rowe Price Group, Inc.	34,625
		620,198

	Health Care - 15.3%
614	Abbott Laboratories	42,330
204	Aetna, Inc.	40,474
155	Anthem, Inc.	42,713
548	Baxter International, Inc.	34,255
156	Becton Dickinson and Company	35,958
116	Biogen, Inc. (a)	35,296
674	Bristol-Myers Squibb Company	34,064
432	Celgene Corporation (a)	30,931
386	Eli Lilly & Company	41,858
303	Johnson & Johnson	42,417
423	Medtronic plc	37,994
595	Merck & Company, Inc.	43,797
981	Pfizer, Inc.	42,242
171	Thermo Fisher Scientific, Inc.	39,954
152	UnitedHealth Group, Inc.	39,725
		584,008
	Industrials - 6.9%
192	Cintas Corporation	34,919
291	Cummins, Inc.	39,776
742	IHS Markit, Ltd. (a)	38,977
403	Ingersoll-Rand plc	38,664
1,080	Johnson Controls International plc	34,528
232	Parker-Hannifin Corporation	35,178
679	Rollins, Inc.	40,197
		262,239
	Information Technology - 31.9% t
157	Adobe Systems, Inc. (a)	38,584
542	Akamai Technologies, Inc. (a)	39,160
171	Alliance Data Systems Corporation	35,257
180	Apple, Inc.	39,395
137	Arista Networks, Inc. (a)	31,558
265	Autodesk, Inc. (a)	34,251
278	Automatic Data Processing, Inc.	40,055
931	CA, Inc.	41,300
854	Cisco Systems, Inc.	39,071
358	Citrix Systems, Inc. (a)	36,684
519	Cognizant Technology Solutions Corporation – Class A	35,827
1,178	eBay, Inc. (a)	34,197
216	F5 Networks, Inc. (a)	37,860
232	Facebook, Inc. – Class A (a)	35,215
2,467	Hewlett Packard Enterprise Company	37,622
1,655	HP, Inc.	39,952
282	International Business Machines Corporation	32,551
188	Intuit, Inc.	39,668
190	Mastercard, Inc. – Class A	37,557
364	Microsoft Corporation	38,879
470	NetApp, Inc.	36,890

839		Oracle Corporation	40,978
268		salesforce.com, Inc. (a)	36,780
761		Seagate Technology plc	30,615
2,022		Symantec Corporation	36,699
400		Synopsys, Inc. (a)	35,812
420		Total System Services, Inc.	38,283
968		Trimble, Inc. (a)	36,184
278		Visa, Inc. – Class A	38,322
267		VMware, Inc. – Class A (a)	37,751
644		Western Digital Corporation	27,737
264		Workday, Inc. – Class A (a)	35,117
418		Worldpay, Inc. – Class A (a)	38,389
			1,214,200
		Materials - 2.1%
274		Ecolab, Inc.	41,963
375		PPG Industries, Inc.	39,409
			81,372
		Real Estate - 3.0%
94		Equinix, Inc. (b)	35,602
606		Prologis, Inc. (b)	39,069
223		Simon Property Group, Inc. (b)	40,924
			115,595
		Telecommunication Services - 2.2%
1,910		CenturyLink, Inc.	39,422
750		Verizon Communications, Inc.	42,818
			82,240
		Utilities - 1.1%
471		American Water Works Company, Inc.	41,698
		TOTAL COMMON STOCKS (Cost $3,840,542)	3,801,561
		TOTAL INVESTMENTS - 99.8% (Cost $3,840,542)	3,801,561
		Other Assets in Excess of Liabilities - 0.2%	6,266
		NET ASSETS - 100.0%	$3,807,827

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)	Real Estate Investment Trust (“REIT”)
	t	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

Summary of Fair Value Disclosure at October 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,801,561	$-	$-	$3,801,561
Total Investments in Securities	$3,801,561	$-	$-	$3,801,561
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended October 31, 2018 the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)         /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date         12/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         12/28/2018

By (Signature and Title)*       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         12/28/2018

* Print the name and title of each signing officer under his or her signature.